Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
10.
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Accrued payroll and social insurance	2,310,507	2,938,321
Cash collected on behalf of the customers(a)	77,408	53,683
Other taxes payable	662,974	540,679
Accrued IPO and follow-up offering cost	1,167,185	522,813
Accrued service expenses	789,427	403,298
Interest payable to investors	612,443	825,081
Others(b)	240,963	229,529
Accrued Expenses and Other Current Liabilities	5,860,907	5,513,404

a. The Group collects the EV charging considerations from end users on behalf of certain customers and pays to these customers on a regular basis.

b. Others as of December 31, 2024 and 2025 mainly included accrued warranty and other payable.